Share-based payments reserve (Details 1)		12 Months Ended
		Aug. 31, 2023 shares $ / shares	Aug. 31, 2024 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of share options outstanding in share-based payment arrangement			4,986,000
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding, beginning balance		5,336,000
Weighted average exercise price, beginning balance | $ / shares		$ 0.41
Options exercised	[1]	(350,000)
Weighted average exercise price, options exercised | $ / shares	[1]	$ 0.42
Number of share options outstanding in share-based payment arrangement		4,986,000	4,986,000
Number of shares outstanding, ending balance		4,986,000
Weighted average exercise price, ending balance | $ / shares		$ 0.41	$ 0.41
Weighted average exercise price, ending balance | $ / shares		$ 0.41

[1]	The weighted average share price at the time of the option exercise was C$0.75.